Debt securities (Tables)	12 Months Ended
Dec. 31, 2022
Debt securities
Schedule of debt securities

	As of December 31, 2022
	Stage 1	Stage 2	Total
Securities accounted at FVOCI
Foreign government bonds	1,021	—	1,021
Russian government bonds	5,632	—	5,632
Corporate bonds rated ruAA and above	1,381	99	1,480
Corporate bonds rated ruA and above	4,687	—	4,687

Securities accounted at amortised cost
Russian government bonds	4,160	—	4,160

Credit loss allowance	(5)	—	(5)
Total debt securities	16,876	99	16,975

	As of December 31, 2021
	Stage 1	Stage 2	Total
Securities accounted at FVOCI
Russian government bonds	3,896	—	3,896
Corporate bonds rated ruAA and above	5,665	—	5,665

Securities accounted at amortised cost
Russian government bonds	3,531	—	3,531

Credit loss allowance	(5)	—	(5)
Total debt securities	13,087	—	13,087